Maintenance Reserves and Accrued Maintenance Costs (1) (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Accrued maintenance cost [Roll Forward]
Balance, beginning of period	$ 878,700	$ 1,013,400
Additions [Abstract]
Charged to expense	2,692,600	754,800
Reversals of previously accrued maintenance costs	(287,400)	(300)
Total maintenance expense	2,405,200	754,500
Capital equipment	384,800	46,000
Accrued claims related to refundable maintenance reserves	262,900	292,300
Prepaid maintenance and other	90,500	122,500
Total additions	3,143,400	1,215,300
Deductions [Abstract]
Payments	1,413,900	1,026,200
Other	0	217,000
Total deductions	1,413,900	1,243,200
Net increase/(decrease) in accrued maintenance costs	1,729,500	(27,900)
Balance, end of period	$ 2,608,200	$ 985,500